Movement in Allowance for credit losses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Allowance for credit losses
Balance as of January 1	¥ 1,320	$ 207	¥ 928	¥ 599
Adoption of ASU 2016-13	0	0	119	0
Amounts charged to expenses	830	131	455	331
Amounts written off	(81)	(13)	(182)	(2)
Balance as of December 31	¥ 2,069	$ 325	¥ 1,320	¥ 928